Note 3 - Related Party (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Related Party Details Narrative
Officer compensation expense	$ 73,265	$ 85,450	$ 343,531	$ 477,854
Balance Owed to officers	$ 62,373	$ 29,345	$ 68,808	$ 60,357